CASH, CASH EQUIVALENTS, RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and cash equivalents (i):
Cash	¥ 18,641,806		¥ 19,853,352
Cash equivalents	771,396		592,752
Restricted cash (ii):
Current	6,181,057	$ 896,169	6,286,105	$ 911,400	¥ 8,567,496	¥ 7,380,341
Total cash, cash equivalents and restricted cash	¥ 25,594,259	$ 3,710,819	¥ 26,732,209	$ 3,875,806	¥ 49,537,475	¥ 31,930,576
Weighted average interest rate on cash equivalent	3.57%	3.57%	0.82%	0.82%	0.97%
Cash received from the property buyers but not yet been paid to the sellers through the Group's online payment platform, which is placed with banks in escrow accounts
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	77.42%	77.42%	90.91%	90.91%
Cash pledged with commercial banks for the Group's bank loans
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	10.01%	10.01%	0.00%	0.00%
Security deposits for the Group's guarantee and financing services
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	12.39%	12.39%	9.09%	9.09%
Other miscellaneous restricted cash
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	0.18%	0.18%	0.00%	0.00%